Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Commitments And Contingencies Disclosure [Abstract]
Rent expense		$ 2,942	$ 2,988	$ 3,146
Operating lease expiration Date	2024	2024
Purchase commitments of raw materials and component parts	$ 93,699	$ 88,326
Total operating lease obligation	$ 7,532	$ 8,577